RECLAMATION AND CLOSURE PROVISION (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of other provisions [line items]
Discount rate used in estimated reclamation and closure cost provision	5.50%
Percentage change in discount rate	1.00%
Increase or decrease in the provision due to change in discount rate	$ 200
Estimated undiscounted value of the reclamation and closure provision	$ 4,357
Bottom of range [member]
Disclosure of other provisions [line items]
Long-term inflation rate	3.00%
Top of range [member]
Disclosure of other provisions [line items]
Long-term inflation rate	4.50%